Expense Example, No Redemption - Prudential Day One 2015 Fund	R1 1 Year	R1 3 Years	R1 5 Years	R1 10 Years	R2 1 Year	R2 3 Years	R2 5 Years	R2 10 Years	R3 1 Year	R3 3 Years	R3 5 Years	R3 10 Years	R4 1 Year	R4 3 Years	R4 5 Years	R4 10 Years	R5 1 Year	R5 3 Years	R5 5 Years	R5 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	117	5,374	7,946	9,997	92	2,326	4,281	8,165	77	5,271	7,880	10,041	66	5,245	7,863	10,051	56	829	1,623	3,703	41	342	666	1,583